Significant Concentration	12 Months Ended
Dec. 31, 2010
Significant Concentration [Abstract]
Significant Concentration
11.	Significant Concentration

Our customers consist of a diverse portfolio of small merchants whose businesses frequently are newly established. As of December 31, 2010, we provided services to small business merchants located across the United States in a variety of industries. A substantial portion of our merchants' transaction volume comes from card-not-present transactions, which subject us to a higher risk of merchant losses. No single customer accounted for more than 3% of revenues during any periods presented. We believe that the loss of any single merchant would not have a material adverse effect on our financial condition or results of operations.

We have agreed to utilize FDMS to process at least 75% of our consolidated transaction sales volume in any calendar year through 2011. The principal sponsoring bank through which we process the significant majority of our transactions is Wells Fargo.